Consolidated Statements of Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net income	$ 2,566,678	$ 12,685,826	$ 21,217,193
Cash flow hedges
Effective portion of changes in fair value of interest swap contracts	(100,268)	(293,020)
Reclassification adjustment		49,471	(67,849)
Other comprehensive loss	(100,268)	(243,549)	(67,849)
Comprehensive income	$ 2,466,410	$ 12,442,277	$ 21,149,344